Mergers, Acquisitions and Divestitures (Details) $ in Millions		3 Months Ended
	Oct. 26, 2025 Rate	Mar. 31, 2026 USD ($) Customer	Mar. 31, 2025 USD ($)	Dec. 09, 2021 USD ($)
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Consideration transferred		$ 20
Debt instrument, face amount		7
Interest income		12	$ 22
Disposal Group, Disposed of by Sale | Homeowner Services Group
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Consideration				$ 1,275
Interest income		9	$ 20
Disposal Group, Disposed of by Sale | Homeowner Services Group | Secured Seller Promissory Note
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Debt instrument, face amount				$ 795
Interest rate				10.00%
New Jersey American Water
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Assets		28
Liabilities		$ 8
Water and Wastewater Services
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Number of customers | Customer		4,600
Essential Utilities, Inc.
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Merger transaction, share exchange ratio | Rate	30.50%
Merger related costs		$ 5